Other Investments (Schedule Of Cost, Fair Value, And Gross Unrealized Holding Gains And Losses For Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 38,431	¥ 40,408
Fair Value	92,399	90,473
Gross Unrealized Holding Gains	53,978	51,196
Gross Unrealized Holding Losses	10	1,131
Equity Securities Of Financial Institutions
Schedule of Available-for-sale Securities [Line Items]
Cost	23,656	25,525
Fair Value	34,339	34,839
Gross Unrealized Holding Gains	10,685	10,403
Gross Unrealized Holding Losses	2	1,089
Other Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	14,775	14,883
Fair Value	58,060	55,634
Gross Unrealized Holding Gains	43,293	40,793
Gross Unrealized Holding Losses	¥ 8	¥ 42